Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue, net (including related party amounts of $759,577, $904,876 and $686,172 during 2012, 2011 and 2010, respectively)	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Cost of goods sold (including related party amounts of $844,214, $1,612,001 and $1,225,802 during 2012, 2011 and 2010, respectively)	(8,024,210)		(8,236,807)		(6,179,612)
Gross profit	3,250,723	[1]	4,304,338	[1]	3,567,034	[1]
Selling, distribution and operating expenses:
Selling and distribution expenses	(1,761,961)		(1,736,265)		(1,435,228)
Taxes other than income tax	(127,147)	[2]	(102,788)	[2]	(110,740)	[2]
Accretion expense	(5,021)	[3]	(6,659)	[3]	(6,545)	[3]
Loss on write-off of property, plant and equipment	(11,429)	[4]	(11,006)	[4]	(10,776)	[4]
Impairment of goodwill and long-lived assets	(707,891)	[5]
Provision for amounts due from related parties	(919,113)	[6]
Provision (recovery of provision) for doubtful accounts	(28,344)		1,331		11,460
General, administrative and other operating expenses, net	(587,692)	[7]	(608,847)	[7]	(482,993)	[7]
Total selling, distribution and operating expenses, net	(4,148,598)		(2,464,234)		(2,034,822)
Operating (loss) income	(897,875)		1,840,104		1,532,212
Other income and (expense):
Income from equity investments	475	[8]	304	[8]	1,184	[8]
Interest income	70,509		16,785		17,167
Interest expense	(669,353)		(560,548)		(558,284)
Foreign exchange gain (loss)	88,711		(117,076)		(14,544)
Other income (expenses), net	30,232	[9]	(7,002)	[9]	(8,531)	[9]
Total other income and (expense), net	(479,426)		(667,537)		(563,008)
(Loss) income from continuing operations, before income tax and discontinued operations	(1,377,301)	[10]	1,172,567	[10]	969,204	[10]
Income tax expense	(179,155)	[10]	(360,750)	[10]	(276,630)	[10]
(Loss) income from continuing operations	(1,556,456)		811,817		692,574
Net loss from discontinued operations, net of income tax	(108,429)	[11]	(8,370)	[11]	(600)	[11]
Net (loss) income	(1,664,885)		803,447		691,974
Less: Net loss (income) attributable to noncontrolling interests	317	[12]	(75,562)	[12]	(34,761)	[12]
Net (loss) income attributable to shareholders of Mechel OAO	(1,664,568)		727,885		657,213
Less: Dividends on preferred shares	(79,056)	[13]	(78,281)	[13]	(8,780)	[13]
Net (loss) income attributable to common shareholders of Mechel OAO	(1,743,624)		649,604		648,433
Net (loss) income	(1,664,885)		803,447		691,974
Currency translation adjustment	70,893		(170,794)		(26,218)
Change in pension benefit obligation	(17,778)		(7,160)		(9,466)
Adjustment of available-for-sale securities	(300)		(2,245)		4,838
Comprehensive (loss) income	(1,612,070)		623,248		661,128
Comprehensive income attributable to noncontrolling interests	(22,851)		(50,527)		(32,498)
Comprehensive (loss) income attributable to shareholders of Mechel OAO	$ (1,634,921)		$ 572,721		$ 628,630
Basic and diluted (loss) earnings per share:
(Loss) earnings per share from continuing operations	$ (3.93)	[13]	$ 1.58	[13]	$ 1.56	[13]
Loss per share effect from discontinued operations	$ (0.26)		$ (0.02)		$ 0.00
Net (loss) earnings per share	$ (4.19)	[13]	$ 1.56	[13]	$ 1.56	[13]
Weighted average number of shares outstanding	416,270,745	[13]	416,270,745	[13]	416,270,745	[13]

[1]	See Note 24
[2]	See Note 20
[3]	See Note 15
[4]	See Note 10
[5]	See Note 23
[6]	See Note 9
[7]	See Note 21
[8]	See Note 8
[9]	See Note 22
[10]	See Note 19
[11]	See Note 3(e)
[12]	See Note 3(i)
[13]	See Note 18